Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of name of related parties and relationship with the Group
The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA”)	two board directors of the Group
Black Fish Group Ltd. (“Black Fish”)	founded by one of the former principal shareholders of the Group
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder of the Group

Schedule of balance with related parties
	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Ctrip	16,128	11,091	1,613
Amounts due from JD	10,942	50,336	7,321
Amounts due from HNA	143,084	635,093	92,371
Amounts due from Black Fish	1,177	—	—
Total	171,331	696,520	101,305

Current:
Amounts due to Ctrip	86,923	73,229	10,650
Amounts due to JD	—	2,350	342
Amounts due to Fullshare	—	1,580	230
Total	86,923	77,159	11,222